Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS SECURITIES TRUST
Entity Central Index Key	0000088048
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000016782
Shareholder Report [Line Items]
Fund Name	DWS Health and Wellness Fund
Class Name	Class A
Trading Symbol	SUHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Health and Wellness Fund (the "Fund") for the period June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$68	1.33%

Gross expense ratio as of the latest prospectus: 1.34%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.33%
AssetsNet	$ 286,982,556
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 1,129,956
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	286,982,556
Number of Portfolio Holdings	75
Portfolio Turnover Rate (%)	0
Total Net Advisory Fees Paid ($)	1,129,956

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	100%
Cash Equivalents	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Pharmaceuticals	31%
Health Care Equipment	23%
Biotechnology	17%
Managed Health Care	11%
Life Sciences Tools & Services	10%
Health Care Distributors	4%
Health Care Supplies	2%
Health Care Services	2%
Health Care Technology	0%
Health Care Facilities	0%

Ten Largest Equity Holdings

Holdings	50.0% of Net Assets
Eli Lilly & Co.	11.1%
UnitedHealth Group, Inc.	10.5%
Boston Scientific Corp.	4.1%
Merck & Co., Inc.	3.7%
Johnson & Johnson	3.7%
Intuitive Surgical, Inc.	3.5%
AbbVie, Inc.	3.5%
Thermo Fisher Scientific, Inc.	3.5%
Novo Nordisk AS	3.3%
Abbott Laboratories	3.1%

C000016785
Shareholder Report [Line Items]
Fund Name	DWS Health and Wellness Fund
Class Name	Class C
Trading Symbol	SUHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Health and Wellness Fund (the "Fund") for the period June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$107	2.10%

Gross expense ratio as of the latest prospectus: 2.11%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	2.10%
AssetsNet	$ 286,982,556
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 1,129,956
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	286,982,556
Number of Portfolio Holdings	75
Portfolio Turnover Rate (%)	0
Total Net Advisory Fees Paid ($)	1,129,956

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	100%
Cash Equivalents	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Pharmaceuticals	31%
Health Care Equipment	23%
Biotechnology	17%
Managed Health Care	11%
Life Sciences Tools & Services	10%
Health Care Distributors	4%
Health Care Supplies	2%
Health Care Services	2%
Health Care Technology	0%
Health Care Facilities	0%

Ten Largest Equity Holdings

Holdings	50.0% of Net Assets
Eli Lilly & Co.	11.1%
UnitedHealth Group, Inc.	10.5%
Boston Scientific Corp.	4.1%
Merck & Co., Inc.	3.7%
Johnson & Johnson	3.7%
Intuitive Surgical, Inc.	3.5%
AbbVie, Inc.	3.5%
Thermo Fisher Scientific, Inc.	3.5%
Novo Nordisk AS	3.3%
Abbott Laboratories	3.1%

C000016786
Shareholder Report [Line Items]
Fund Name	DWS Health and Wellness Fund
Class Name	Class S
Trading Symbol	SCHLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Health and Wellness Fund (the "Fund") for the period June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$54	1.05%

Gross expense ratio as of the latest prospectus: 1.06%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%
AssetsNet	$ 286,982,556
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 1,129,956
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	286,982,556
Number of Portfolio Holdings	75
Portfolio Turnover Rate (%)	0
Total Net Advisory Fees Paid ($)	1,129,956

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	100%
Cash Equivalents	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Pharmaceuticals	31%
Health Care Equipment	23%
Biotechnology	17%
Managed Health Care	11%
Life Sciences Tools & Services	10%
Health Care Distributors	4%
Health Care Supplies	2%
Health Care Services	2%
Health Care Technology	0%
Health Care Facilities	0%

Ten Largest Equity Holdings

Holdings	50.0% of Net Assets
Eli Lilly & Co.	11.1%
UnitedHealth Group, Inc.	10.5%
Boston Scientific Corp.	4.1%
Merck & Co., Inc.	3.7%
Johnson & Johnson	3.7%
Intuitive Surgical, Inc.	3.5%
AbbVie, Inc.	3.5%
Thermo Fisher Scientific, Inc.	3.5%
Novo Nordisk AS	3.3%
Abbott Laboratories	3.1%

C000016787
Shareholder Report [Line Items]
Fund Name	DWS Health and Wellness Fund
Class Name	Institutional Class
Trading Symbol	SUHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Health and Wellness Fund (the "Fund") for the period June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$53	1.04%

Gross expense ratio as of the latest prospectus: 1.08%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%
AssetsNet	$ 286,982,556
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 1,129,956
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	286,982,556
Number of Portfolio Holdings	75
Portfolio Turnover Rate (%)	0
Total Net Advisory Fees Paid ($)	1,129,956

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	100%
Cash Equivalents	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Pharmaceuticals	31%
Health Care Equipment	23%
Biotechnology	17%
Managed Health Care	11%
Life Sciences Tools & Services	10%
Health Care Distributors	4%
Health Care Supplies	2%
Health Care Services	2%
Health Care Technology	0%
Health Care Facilities	0%

Ten Largest Equity Holdings

Holdings	50.0% of Net Assets
Eli Lilly & Co.	11.1%
UnitedHealth Group, Inc.	10.5%
Boston Scientific Corp.	4.1%
Merck & Co., Inc.	3.7%
Johnson & Johnson	3.7%
Intuitive Surgical, Inc.	3.5%
AbbVie, Inc.	3.5%
Thermo Fisher Scientific, Inc.	3.5%
Novo Nordisk AS	3.3%
Abbott Laboratories	3.1%